CAPITALIZED SOFTWARE COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Research and Development [Abstract]
CAPITALIZED SOFTWARE COSTS

NOTE 4. CAPITALIZED SOFTWARE COSTS

The Company’s capitalized software consists of internally developed software and software development costs capitalized in accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed, and ASC 350-40, Internal-Use Software. The estimated useful life of the Company’s capitalized software is three (3) years, and amortization is recognized on a straight-line basis over such estimated useful life commencing when the underlying software is placed in service.

As of June 30, 2026, and December 31, 2025, the unamortized balance of capitalized software, including capitalized software of the Company’s subsidiaries, was $1,879,461 and $1,480,246, respectively. During the six months ended June 30, 2026, the Company capitalized $399,215 of software development costs. No software amortization expense was recognized during the three and six months ended June 30, 2026, or 2025, as the underlying software assets had not yet been placed in service.

A substantial portion of the $1,879,461 capitalized software balance as of June 30, 2026 relates to (i) software assets added in connection with, or shortly after, the acquisition of Alchemy International Ltd. (the change of control of which was approved on October 29, 2025, and which closed on November 11, 2025), and (ii) the ongoing development of the Condor Investing and Trading App. As of June 30, 2026, the related software assets had not yet been placed in service, and accordingly, the Company has not commenced amortization. Amortization will be recognized on a straight-line basis over the estimated three (3) year useful life upon the date each underlying software asset is placed in service.

The Company has estimated aggregate amortization expense for each of the succeeding fiscal years based on the estimated three (3) year useful life of the underlying software assets, commencing in the fiscal period in which such assets are placed in service.

NOTE 5. CAPITALIZED SOFTWARE COSTS

During the fiscal years ended December 31, 2025, and 2024, the estimated remaining weighted-average useful life of the Company’s capitalized software was three (3) years. The Company recognizes amortization expenses for capitalized software on a straight-line basis.

At December 31, 2025, and 2024, the unamortized balance of capitalized software for the Company, including software of subsidiaries, was $1,480,246 and $1,163,309, respectively.

The Company has estimated aggregate amortization expense for each of the succeeding fiscal years based on the net unamortized balance of $1,480,246 as of December 31, 2025, and an estimated software asset lifespan of three (3) years:

Fiscal Year	Estimated Amortization ($)
2026	$493,415
2027	493,415
2028	493,416
2029 and thereafter	—
Total	$1,480,246